CONSOLIDATED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Osprey Technology Acquisition Corp [Member]	Class A Common Stock	Class A Common Stock Restricted Stock Units (RSUs) [Member]	Class A Common Stock Osprey Technology Acquisition Corp [Member]	Class B Common Stock	Class B Common Stock Osprey Technology Acquisition Corp [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Class A Common Stock	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Class B Common Stock	Sale of Space Flight [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Osprey Technology Acquisition Corp [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital [Member] Sale of Space Flight [Member]	Treasury Stock [Member]	Treasury Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Other Comprehensive Loss [Member]	(Accumulated Deficit) Retained Earnings [Member]	(Accumulated Deficit) Retained Earnings [Member] Osprey Technology Acquisition Corp [Member]	(Accumulated Deficit) Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance at Dec. 31, 2018	$ (127,789,000)	$ 22,823				$ 1,000	$ 949					$ 22,364,000	$ 24,051			$ (12,500,000)			$ (137,654,000)	$ (2,177)
Beginning Balance (shares) at Dec. 31, 2018			16,825,000			83,987,000	9,487,500									11,500,000
Forfeiture of common stock by Sponsor							$ (158)						158
Forfeiture of common stock by Sponsor (shares)							(1,581,250)
Sale of units net of underwriting discounts and value offering expenses		289,117,197			$ 3,162								289,114,035
Sale of units net of underwriting discounts and shares offering expenses					31,625,000
Contribution for payment in excess of fair value of private warrants		3,163,500											3,163,500
Common Stock subject to possible redemption		(280,093,836)			$ (2,797)								(280,091,039)
Common Stock subject to possible redemption (shares)					(27,965,424)
Conversion of loan for stock-net of conversion cost	231,000		$ 1,000									230,000
Conversion of loan for stock-net of conversion cost (shares)			53,888,000
Stock-based compensation	3,966,000											3,966,000
Issuance of common stock upon exercise of stock options	121,000											121,000
issuance of common stock upon exercise of stock options (shares)			1,606,000
Net Income (Loss)	(66,145,000)	(7,209,680)																	(66,145,000)	(7,209,680)
Ending Balance at Dec. 31, 2019	(189,616,000)	5,000,004	$ 1,000		$ 365	$ 1,000	$ 791	$ (190,266,000)	$ 1,000	$ 1,000		26,681,000	12,210,705	$ 26,681,000		$ (12,500,000)	$ (12,500,000)		(203,799,000)	(7,211,857)	$ (204,449,000)
Ending Balance (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2019	$ (650,000)																		(650,000)
Ending Balance (shares) at Dec. 31, 2019	7,906,250		72,319,000		3,659,576	83,987,000	7,906,250		72,319,000	83,987,000						11,500,000	11,500,000
Common Stock subject to possible redemption		(6,442,449)			$ (52)								(6,442,397)
Common Stock subject to possible redemption (shares)					(522,887)
Net Income (Loss)		6,442,454																		6,442,454
Ending Balance at Mar. 31, 2020		5,000,009			$ 313		$ 791						5,768,308							(769,403)
Ending Balance (shares) at Mar. 31, 2020					3,136,689		7,906,250
Beginning Balance at Dec. 31, 2019	$ (189,616,000)	5,000,004	$ 1,000		$ 365	$ 1,000	$ 791	(190,266,000)	$ 1,000	$ 1,000		26,681,000	12,210,705	26,681,000		$ (12,500,000)	$ (12,500,000)		(203,799,000)	(7,211,857)	(204,449,000)
Beginning Balance (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2019	$ (650,000)																		(650,000)
Beginning Balance (shares) at Dec. 31, 2019	7,906,250		72,319,000		3,659,576	83,987,000	7,906,250		72,319,000	83,987,000						11,500,000	11,500,000
Stock-based compensation	$ 1,551,000											1,551,000
Issuance of common stock upon exercise of stock options	23,000											23,000
issuance of common stock upon exercise of stock options (shares)			479,000
Issuance of common stock upon vesting of restricted stock awards (shares)				21,573,000
Issuance of common stock as contingent consideration for the purchase of OpenWhere, Inc.			601,000
Net Income (Loss)	5,277,000	(2,686,114)																	5,277,000
Ending Balance at Jun. 30, 2020	(183,415,000)	5,000,004	$ 1,000		$ 403	$ 1,000	$ 791					28,255,000	14,896,781			$ (12,500,000)			(199,172,000)	(9,897,971)
Ending Balance (shares) at Jun. 30, 2020			94,972,000		4,034,435	83,987,000	7,906,250									11,500,000
Beginning Balance at Dec. 31, 2019	(189,616,000)	5,000,004	$ 1,000		$ 365	$ 1,000	$ 791	(190,266,000)	$ 1,000	$ 1,000		26,681,000	12,210,705	26,681,000		$ (12,500,000)	$ (12,500,000)		(203,799,000)	(7,211,857)	(204,449,000)
Beginning Balance (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2019	$ (650,000)																		(650,000)
Beginning Balance (shares) at Dec. 31, 2019	7,906,250		72,319,000		3,659,576	83,987,000	7,906,250		72,319,000	83,987,000						11,500,000	11,500,000
Beginning Balance at Dec. 31, 2019	$ (189,616,000)	5,000,004	$ 1,000		$ 365	$ 1,000	$ 791	$ (190,266,000)	$ 1,000	$ 1,000		26,681,000	12,210,705	$ 26,681,000		$ (12,500,000)	$ (12,500,000)		(203,799,000)	(7,211,857)	$ (204,449,000)
Beginning Balance (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2019	$ (650,000)																		(650,000)
Beginning Balance (shares) at Dec. 31, 2019	7,906,250		72,319,000		3,659,576	83,987,000	7,906,250		72,319,000	83,987,000						11,500,000	11,500,000
Common Stock subject to possible redemption		15,265,401			$ 165								15,265,236
Common Stock subject to possible redemption (shares)					1,649,591
Stock-based compensation											$ 2,390,000				$ 2,390,000
Issuance of common stock upon exercise of stock options	$ 30,000											30,000
issuance of common stock upon exercise of stock options (shares)	2,061		2,061,000
Issuance of common stock upon vesting of restricted stock awards (shares)			26,041,000
Issuance of common stock as contingent consideration for the purchase of OpenWhere, Inc.			601,000
Net Income (Loss)	$ (19,535,000)	(15,265,396)																	(19,535,000)	(15,265,396)
Ending Balance at Dec. 31, 2020	(207,381,000)	5,000,009	$ 1,000		$ 530	$ 1,000	$ 791					29,101,000	27,475,941			$ (12,500,000)			(223,984,000)	(22,477,253)
Ending Balance (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2020	$ (650,000)																		(650,000)
Ending Balance (shares) at Dec. 31, 2020	7,906,250		101,022,000		5,309,167	83,987,000	7,906,250									11,500,000
Beginning Balance at Mar. 31, 2020		5,000,009			$ 313		$ 791						5,768,308							(769,403)
Beginning Balance (shares) at Mar. 31, 2020					3,136,689		7,906,250
Common Stock subject to possible redemption		9,128,563			$ 90								9,128,473
Common Stock subject to possible redemption (shares)					897,746
Net Income (Loss)		(9,128,568)																		(9,128,568)
Ending Balance at Jun. 30, 2020	$ (183,415,000)	5,000,004	$ 1,000		$ 403	$ 1,000	$ 791					28,255,000	14,896,781			$ (12,500,000)			(199,172,000)	(9,897,971)
Ending Balance (shares) at Jun. 30, 2020			94,972,000		4,034,435	83,987,000	7,906,250									11,500,000
Beginning Balance at Dec. 31, 2020	$ (207,381,000)	5,000,009	$ 1,000		$ 530	$ 1,000	$ 791					29,101,000	27,475,941			$ (12,500,000)			(223,984,000)	(22,477,253)
Beginning Balance (shares) at Dec. 31, 2020	7,906,250		101,022,000		5,309,167	83,987,000	7,906,250									11,500,000
Common Stock subject to possible redemption		(53,430,749)			$ (530)								(27,475,941)							(25,954,278)
Common Stock subject to possible redemption (shares)					(5,309,167)
Net Income (Loss)		(12,870,990)																		(12,870,990)
Ending Balance at Mar. 31, 2021		(61,301,730)					$ 791													(61,302,521)
Ending Balance (shares) at Mar. 31, 2021							7,906,250
Beginning Balance at Dec. 31, 2020	$ (207,381,000)	5,000,009	$ 1,000		$ 530	$ 1,000	$ 791					29,101,000	$ 27,475,941			$ (12,500,000)			(223,984,000)	(22,477,253)
Beginning Balance (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2020	$ (650,000)																		(650,000)
Beginning Balance (shares) at Dec. 31, 2020	7,906,250		101,022,000		5,309,167	83,987,000	7,906,250									11,500,000
Stock-based compensation	$ 772,000											772,000
Issuance of common stock due to bridge financing and rights offering, net of issuance	106,353,000		$ 2,000									106,351,000
Issuance of common stock due to bridge financing and rights offering, net of issuance (shares)			223,054,000
Issuance of common stock upon exercise of stock options	$ 7,000											7,000
issuance of common stock upon exercise of stock options (shares)	7,440		7,440,000
Issuance of common stock upon vesting of restricted stock awards (shares)				3,301,000
Issuance of common stock upon vesting of restricted stock units, Shares			375,000
Issuance of Class A Common Stock and forfeiture of Class B common stock upon exercise of warrants	$ 120,000											120,000
Issuance of Class A Common Stock and forfeiture of Class B common stock upon exercise of warrants, Shares			12,010,000			(12,010,000)
Other comprehensive loss	(541,000)																	$ (541,000)
Net Income (Loss)	(204,141,000)	(14,694,704)																	(204,141,000)
Ending Balance at Jun. 30, 2021	(304,811,000)	(63,086,337)	$ 3,000			$ 1,000	$ 791					136,351,000				$ (12,500,000)		(541,000)	(428,125,000)	(63,087,128)
Ending Balance (shares) at Jun. 30, 2021			347,202,000			71,977,000	7,906,250									11,500,000
Beginning Balance at Mar. 31, 2021		(61,301,730)					$ 791													(61,302,521)
Beginning Balance (shares) at Mar. 31, 2021							7,906,250
Measurement adjustment on redeemable common stock		39,107																		39,107
Net Income (Loss)		(1,823,714)																		(1,823,714)
Ending Balance at Jun. 30, 2021	$ (304,811,000)	$ (63,086,337)	$ 3,000			$ 1,000	$ 791					$ 136,351,000				$ (12,500,000)		$ (541,000)	$ (428,125,000)	$ (63,087,128)
Ending Balance (shares) at Jun. 30, 2021			347,202,000			71,977,000	7,906,250									11,500,000